Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 2.2%
Meta Platforms, Inc. - Class A	1,392	$1,076,629
Warner Bros Discovery, Inc. (a)	112,460	1,481,098
		2,557,727

Consumer Discretionary - 12.4%
Airbnb, Inc. - Class A (a)	6,334	838,685
Amazon.com, Inc. (a)	4,316	1,010,419
Caesars Entertainment, Inc. (a)(b)	36,019	960,987
Carnival Corp. (a)	51,470	1,532,262
Deckers Outdoor Corp. (a)	6,697	711,021
DoorDash, Inc. - Class A (a)	4,188	1,048,047
Expedia Group, Inc.	4,934	889,205
MGM Resorts International (a)	26,867	979,302
Norwegian Cruise Line Holdings Ltd. (a)(b)	59,265	1,514,813
Ralph Lauren Corp.	3,378	1,009,178
Royal Caribbean Cruises Ltd.	4,189	1,331,557
Tesla Motors, Inc. (a)	5,458	1,682,538
Williams-Sonoma, Inc.	5,358	1,002,214
		14,510,228

Consumer Staples - 1.0%
Estee Lauder Cos., Inc.	12,079	1,127,454

Energy - 2.9%
APA Corp. (b)	56,773	1,095,151
Devon Energy Corp.	24,367	809,472
Halliburton Co.	36,899	826,537
Texas Pacific Land Corp. (b)	683	661,233
		3,392,393

Financials - 10.8%
American Express Co.	2,849	852,734
Apollo Global Management, Inc.	8,066	1,172,151
Blackstone, Inc.	6,732	1,164,367
Capital One Financial Corp.	4,508	969,220
Citigroup, Inc.	10,679	1,000,622
Corpay, Inc. (a)	2,282	737,200
Goldman Sachs Group, Inc.	1,483	1,073,084
Invesco Ltd.	61,931	1,301,170
KeyCorp.	48,443	868,099
KKR & Co., Inc.	9,657	1,415,523
Morgan Stanley	6,784	966,449
Synchrony Financial	17,202	1,198,463
		12,719,082

Health Care - 3.3%
Align Technology, Inc. (a)	4,322	557,581
Charles River Laboratories International, Inc. (a)	5,848	992,055
GE HealthCare Technologies, Inc.	10,447	745,080
Intuitive Surgical, Inc. (a)	1,403	674,969
Moderna, Inc. (a)	29,605	875,124
		3,844,809

Industrials - 16.1%
Boeing Co. (a)	3,955	877,377
Dayforce, Inc. (a)(b)	14,013	808,130
Delta Air Lines, Inc.	21,645	1,151,730
Eaton Corp. PLC	3,021	1,162,239
Emerson Electric Co.	6,903	1,004,456
GE Vernova, Inc.	2,840	1,875,224
Generac Holdings, Inc. (a)	6,267	1,220,122
General Electric Co.	3,499	948,509
Howmet Aerospace, Inc.	5,384	967,882
Hubbell, Inc.	2,140	936,207
Johnson Controls International PLC	8,319	873,495
Parker-Hannifin Corp.	1,386	1,014,413
Quanta Services, Inc.	2,491	1,011,670
Rockwell Automation, Inc.	2,526	888,420
Southwest Airlines Co. (b)	24,737	765,115
Stanley Black & Decker, Inc. (b)	12,615	853,405
United Airlines Holdings, Inc. (a)	15,227	1,344,696
United Rentals, Inc.	1,283	1,132,812
		18,835,902

Information Technology - 43.4%(c)
Advanced Micro Devices, Inc. (a)	12,270	2,163,324
Amphenol Corp.	10,679	1,137,420
Analog Devices, Inc.	5,090	1,143,367
Apple, Inc.	3,894	808,278
Applied Materials, Inc.	7,025	1,264,922
Arista Networks, Inc. (a)	12,379	1,525,340
Broadcom, Inc.	6,185	1,816,535
Cadence Design System, Inc. (a)	3,013	1,098,449
Crowdstrike Holdings, Inc. (a)	2,386	1,084,604
Dell Technologies, Inc. - Class C	12,090	1,604,222
Hewlett Packard Enterprise Co.	58,528	1,210,944
Intel Corp.	53,266	1,054,667
Jabil, Inc. (b)	5,518	1,231,452
Keysight Technologies, Inc. (a)	5,400	885,114
KLA Corp.	1,637	1,438,972
Lam Research Corp.	15,981	1,515,638
Microchip Technology, Inc.	27,504	1,858,995
Micron Technology, Inc.	16,310	1,780,073
Monolithic Power Systems, Inc.	2,351	1,672,125
NetApp, Inc.	8,185	852,304
NVIDIA Corp.	11,262	2,003,172
NXP Semiconductors NV	5,734	1,225,757
ON Semiconductor Corp. (a)	31,950	1,800,702
Oracle Corp.	5,916	1,501,303
Palantir Technologies, Inc. - Class A (a)	12,029	1,904,792
Palo Alto Networks, Inc. (a)	4,121	715,406
Qualcomm, Inc.	7,169	1,052,123
Seagate Technology Holdings PLC	8,627	1,354,525
ServiceNow, Inc. (a)	876	826,173
Skyworks Solutions, Inc.	15,503	1,062,576
Super Micro Computer, Inc. (a)(b)	40,919	2,412,993
Synopsys, Inc. (a)	1,949	1,234,633
Teradyne, Inc.	15,441	1,658,827
Texas Instruments, Inc.	5,168	935,718
Trimble, Inc. (a)	11,875	996,194
Western Digital Corp.	23,767	1,870,225
Zebra Technologies Corp. (a)	3,325	1,127,242
		50,829,106

Materials - 3.9%
Albemarle Corp. (b)	17,569	1,192,056
DuPont de Nemours, Inc.	11,173	803,339
Freeport-McMoRan, Inc.	25,739	1,035,737
Nucor Corp.	6,411	917,222
Steel Dynamics, Inc.	5,439	693,799
		4,642,153

Utilities - 4.0%
Constellation Energy Corp.	4,031	1,402,143
NRG Energy, Inc.	7,836	1,310,179
Vistra Corp.	9,520	1,985,301
		4,697,623
TOTAL COMMON STOCKS (Cost $101,108,880)		117,156,477

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.58% (d)	8,713,671	8,713,671
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,713,671)		8,713,671

TOTAL INVESTMENTS - 107.4% (Cost $109,822,551)		125,870,148
Liabilities in Excess of Other Assets - (7.4)%		(8,678,014)
TOTAL NET ASSETS - 100.0%		$117,192,134
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $8,372,349.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Lunt Large Cap Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$117,156,477	$–	$–	$117,156,477
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,713,671
Total Investments	$117,156,477	$–	$–	$125,870,148

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,713,671 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.